Segments and Geographical Information - Segment Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 4,358		$ 4,194		$ 4,402
Research and development	628		635		568
Operating income (loss)	412		357		273
Operating income (loss) as a % of revenue	9.50%		8.50%		6.20%
Results relating to equity-accounted investees	(27)		(77)		(86)
HPMS [Member]
Segment Reporting Information [Line Items]
Revenue	3,282		2,906		2,846
Research and development	539		554		454
Operating income (loss)	527		339		387
Operating income (loss) as a % of revenue	16.10%		11.70%		13.60%
Results relating to equity-accounted investees
SP [Member]
Segment Reporting Information [Line Items]
Revenue	832		925		848
Research and development	43		37		32
Operating income (loss)	37		141		91
Operating income (loss) as a % of revenue	4.40%		15.20%		10.70%
Results relating to equity-accounted investees
Manufacturing Operations [Member]
Segment Reporting Information [Line Items]
Revenue	211		316		525
Research and development	1				18
Operating income (loss)	(36)		(60)		(57)
Operating income (loss) as a % of revenue	(17.10%)		(19.00%)		(10.90%)
Results relating to equity-accounted investees
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenue	33	[1]	47	[1]	136	[1]
Research and development	45	[1]	44	[1]	48	[1]
Operating income (loss)	(116)	[1]	(63)	[1]	(117)	[1]
Results relating to equity-accounted investees	(27)	[1]	(77)	[1]	(86)	[1]
Divested Home activities [Member]
Segment Reporting Information [Line Items]
Revenue					47
Research and development					16
Operating income (loss)					(31)
Operating income (loss) as a % of revenue					(66.00%)
Results relating to equity-accounted investees

[1]	Corporate and Other is not a segment under ASC 280 "Segment Reporting".